Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	€ 2,384,625	€ 620,531
Accounts receivable and other receivables, net	2,926,132	2,221,080
Inventory, net	1,951,822	5,585,959
Amount due from related parties	246,220	1,601,273
Prepaid expense	1,020,384	1,048,154
Investments	52,050	2,044,050
Total Current Assets	8,581,233	13,121,047
Non-Current Assets
Property and equipment, net	273,862	159,084
Intangible assets, net	1,712,975	835,706
Right-of-use assets	35,311	54,935
Deferred tax assets	2,043,812	1,056,608
Total Assets	12,647,193	15,227,380
Current Liabilities
Accounts payable and accrued liabilities	2,910,818	2,043,559
Accrued interest payable	14,901
Amount due to related parties	1,792,045	3,847,950
Lease liabilities - current portion	32,367	37,579
Bank loans - current portion	4,369,949	3,895,585
Debt bond - current portion	91,411
Total Current Liabilities	9,211,491	9,824,673
Non-Current Liabilities
Lease liabilities	3,958	18,487
Bank loans		94,313
Deferred tax liabilities	33,339	32,783
Debt bond - noncurrent portion	774,471
Total Liabilities	10,023,259	9,970,256
Shareholders’ Equity
Share Capital	2,754,285	2,754,285
Additional paid in capital	3,808,591	3,104,781
Reserve	1,411,846	1,411,846
Accumulated Deficit	(5,350,788)	(2,013,788)
Total Shareholders’ Equity	2,623,934	5,257,124
Total Liabilities and Shareholders’ Equity	€ 12,647,193	€ 15,227,380